Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, shares in Millions, $ in Millions	Feb. 09, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Agreed to purchase shares | shares	22.5
Agreed to purchase price per share | $ / shares	$ 10.00
Agreed to purchase price | $	$ 225